Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	BNY Mellon Worldwide Growth Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000897569
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
BNY Mellon Worldwide Growth Fund, Inc. | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGROX
BNY Mellon Worldwide Growth Fund, Inc. | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRCX
BNY Mellon Worldwide Growth Fund, Inc. | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPWRX
BNY Mellon Worldwide Growth Fund, Inc. | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPRIX